Income Taxes - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Taxes (Textual)
Net operating loss carry-forward		$ 47,472,000
Operating loss carryforwards, Limitations on use		The Company had domestic net operating loss carryforwards of approximately $47,472,000, of which approximately $13,615,000 was generated pre-2018 that may be carried forward 20 years to offset against future taxable income from the year 2019 through 2039, and approximately $33,857,000 that may offset future taxable income with no definite expiration date.
Tax Cut and Jobs Act, description		The Tax Cut and Jobs Act was enacted on December 22, 2017, which reduced the U.S. corporate statutory income tax rate from 35% to 21% beginning January 1, 2018.
Uncertain tax positions, description	The ultimate realization of deferred tax assets is dependent upon generation of future taxable income during the period in which those temporary differences become deductible. During the three months ended June 30, 2020, the Company recorded a change in the valuation allowance of $1,819,900 as compared to $0 for the three months ended June 30, 2019.	(1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon the ultimate settlement with the related tax authority. The Company did not record any liabilities related to uncertain tax positions as of December 31, 2019.